Related parties - Other information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of transactions between related parties
Balances due under the agreement			$ 124,993		$ 217,103
Due from related parties	$ 4,662		72,629		95,951
Aggregate compensation of short and long-term benefits	$ 235,970	$ 4,857,083	3,453,382	$ 3,600,762
Expense (benefit) arising from cash-settled share-based payments transactions			105,303	40,724
Expense arising from cash-settled share-based payments transactions		$ (62,262)
Servprot S.A. de C.V.
Disclosure of transactions between related parties
Security services expenses			3,464	3,120
Balances due under the agreement					3,531
Aeromantenimiento, S.A.
Disclosure of transactions between related parties
Agreement term	5 years	5 years
Balances due under the agreement			39,284		8,295
Aircraft, engine maintenance and technical support		$ 163,514	243,063	207,439
One Link, S.A. de C.V.
Disclosure of transactions between related parties
Expenses under the agreement			73,167	37,026
Mijares, Angoitia, Corts y Fuentes
Disclosure of transactions between related parties
Balances due under the agreement			166
Expenses under the agreement		4,311	5,582	1,321
Frontier Airlines Inc
Disclosure of transactions between related parties
Balances due under the agreement			39		42
Due from related parties			72,629		95,951
Revenue under this agreement		71,210	148,964	208,968
Directors and officers
Disclosure of transactions between related parties
Share-based payments transactions		89,464	75,040	49,659
Expense (benefit) arising from cash-settled share-based payments transactions		(62,262)	105,303	40,724
Provision for cash bonuses				80,634	155,388
Salaries and benefits for directors and officers		155,388	0	80,634
Chairman and independent members of the board of directors
Disclosure of transactions between related parties
Aggregate compensation of short and long-term benefits		12,598	5,762	8,085
Rest of the directors
Disclosure of transactions between related parties
Aggregate compensation of short and long-term benefits		3,620	3,692	4,367
Senior managers
Disclosure of transactions between related parties
Aggregate compensation of short and long-term benefits		383,838	253,681	$ 237,846
Grupo Aeroportuario del Centro Norte
Disclosure of transactions between related parties
Balances due under the agreement			80,681		199,393
Account payable			80,681		199,393
Amount expensed		133,296	32,193
Chevez, Ruiz, Zamarripa y Ca., S.C
Disclosure of transactions between related parties
Balances due under the agreement			4,823		9,373
Account payable			4,823		$ 9,373
Amount expensed		$ 4,798	$ 4,823